WARRANTS	3 Months Ended
Mar. 31, 2025
Warrants
WARRANTS

14. WARRANTS

The following table summarizes the warrants outstanding for the three months ended March 31, 2025:

	Warrants Outstanding	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value

BALANCE, DECEMBER 31, 2024	227,547	$10.08	$4.76	0.97	$598,993

Granted	7,692	11.00	8.55	3.95	15,384
Exercised	(62,500)	9.52	3.84	-	-

BALANCE, MARCH 31, 2025	172,739	$10.32	$5.26	1.15	$462,866

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying warrants and the closing stock price of $13.00 for the Company’s common shares on March 31, 2025 and the closing stock price of $12.71 for the Company’s common shares on December 31, 2024.